Kenneth N. Crowley
AVP & Senior Counsel
Law Department

Delaware Life Insurance Company
96 Worcester St., DL 1235
Wellesley Hills, MA 02481-5699

Tel:           781-263-6403
Fax:           781-446-1599
Kenneth.crowley@delawarelife.com

May 4, 2015

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C. 20549

Re:           Certification pursuant to Rule 497(j)
Delaware Life Variable Account L ("Registrant")
File Nos. 033-19628 and 811-03563

Commissioners:

Pursuant to paragraph (j) of Rule 497 of Regulation C under the Securities Act of 1933, as amended (“Rule 497”), I hereby certify that the form of prospectus and statement of additional information for the above-captioned Registrant, each dated May 1, 2015, do not differ from those contained in the amendment to the Registration Statement on Form N-4 that relates to the prospectus and statement of additional information, being Post-Effective Amendment No. 40.  Post-Effective Amendment No. 40 was filed electronically with the Securities and Exchange Commission via EDGAR on April 29, 2015.

Sincerely,

/s/ Kenneth N. Crowley

Kenneth N. Crowley
AVP & Senior Counsel